UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
 MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-01436

CAPSTONE SERIES FUND, INC.

(Exact name of registrant as specified in charter)

5847 SAN FELIPE, SUITE 4100, HOUSTON, TX    77057

(Address of principal executive offices)    (Zip code)

CITI FUND SERVICES OHIO, INC., 3435 STELZER ROAD, COLUMBUS, OHIO    43219

(Name and address of agent for service)

Registrant’s telephone number, including area code:  800-262-6631

Date of fiscal year end: April 30

Date of reporting period: July 31, 2010

Item 1. Schedule of Investments.

CAPSTONE SERIES FUND
SCHEDULE OF PORTFOLIO INVESTMENTS - July 31, 2010 (Unaudited)
SMALL MID-CAP ENHANCED INDEX FUND

	Shares	Value
COMMON STOCKS (99.2%)
AEROSPACE & DEFENSE (1.2%)
AAR Corp.(a)	3,430	$57,624
Aerovironment, Inc.(a)	800	19,128
Alliant Techsystems, Inc.(a)	1,510	101,412
American Science & Engineering, Inc.	240	19,003
Applied Signal Technology, Inc.	600	12,456
BE Aerospace, Inc.(a)	8,600	252,840
Ceradyne, Inc.(a)	4,420	102,765
Cubic Corp.	700	28,364
Curtiss-Wright Corp.	2,150	65,123
Esterline Technologies Corp.(a)	1,240	63,649
GenCorp, Inc.(a)	14,660	77,112
Moog, Inc., Class A(a)	2,970	106,356
Orbital Sciences Corp.(a)	3,040	44,506
Teledyne Technologies, Inc.(a)	1,640	67,289
Triumph Group, Inc.	750	56,925
		1,074,552
AIR FREIGHT & LOGISTICS (0.1%)
Forward Air Corp.	1,470	42,689
Hub Group, Inc., Class A(a)	1,470	47,260
		89,949
AIRLINES (0.5%)
AirTran Holdings, Inc.(a)	5,060	24,389
Alaska Air Group, Inc.(a)	2,570	132,586
Allegiant Travel Co.	2,200	97,658
JetBlue Airways Corp.(a)	14,540	93,492
SkyWest, Inc.	9,150	113,918
		462,043
AUTO COMPONENTS (0.8%)
BorgWarner, Inc.(a)	4,920	215,791
Drew Industries, Inc.(a)	900	19,017
Gentex Corp.	8,110	156,279
LKQ Corp.(a)	12,010	237,558
Standard Motor Products, Inc.	8,310	81,438
Superior Industries International, Inc.	3,430	49,358
		759,441
AUTO PARTS & EQUIPMENT (0.0%)
ATC Technology Corp.(a)	900	21,582
Spartan Motors, Inc.	2,760	11,840
		33,422
AUTOMOBILES (0.1%)
Thor Industries, Inc.	1,550	43,152
Winnebago Industries, Inc.(a)	1,130	11,809
		54,961
BEVERAGES (0.2%)
Hansen Natural Corp.(a)	5,200	217,828
BIOTECHNOLOGY (0.9%)
ArQule, Inc.(a)	1,120	4,782
Emergent Biosolutions, Inc.(a)	640	11,885
Martek Biosciences Corp.(a)	1,920	39,725
Neogen Corp.(a)	2,785	83,160
Regeneron Pharmaceuticals, Inc.(a)	7,410	179,248
Savient Pharmaceuticals, Inc.(a)	2,710	37,127
United Therapeutics Corp.(a)	4,190	204,849
Vertex Pharmaceuticals, Inc.(a)	8,300	279,378
		840,154
BUILDING PRODUCTS (0.9%)
AAON, Inc.	2,230	55,438
Apogee Enterprises, Inc.	4,540	51,120
Comfort Systems USA, Inc.	4,650	53,057
Eagle Materials, Inc.	2,020	49,409
Griffon Corp.(a)	4,570	61,969
Lennox International, Inc.	2,070	90,397
Lumber Liquidators Holdings, Inc.(a)	7,590	188,384
NCI Building Systems, Inc.(a)	17,024	161,217
Quanex Building Products Corp.	1,905	33,509
Simpson Manufacturing Co., Inc.	1,790	46,164
Universal Forest Products, Inc.	1,970	61,011
		851,675
CAPITAL MARKETS (1.2%)
Apollo Investment Corp.	8,580	86,658
Eaton Vance Corp.	5,120	153,395
Investment Technology Group, Inc.(a)	1,990	31,263
Jefferies Group, Inc.	5,190	128,141
LaBranche & Co., Inc.(a)	15,710	59,541
optionsXpress Holdings, Inc.(a)	7,500	117,000
Piper Jaffray Cos., Inc.(a)	710	22,145
Raymond James Financial, Inc.	4,150	110,722
SEI Investments Co.	5,940	113,929
SWS Group, Inc.	3,075	26,814
TradeStation Group, Inc.(a)	8,440	53,932
Waddell & Reed Financial, Inc., Class A	6,920	164,903
		1,068,443
CHEMICALS (2.5%)
A. Schulman, Inc.	3,560	69,740
Albemarle Corp.	3,770	164,448
American Vanguard Corp.	550	4,703
Arch Chemicals, Inc.	1,100	37,697
Ashland, Inc.	5,460	277,641
Balchem Corp.	5,355	141,640
Cabot Corp.	2,910	85,845
Cytec Industries, Inc.	2,760	137,779
H.B. Fuller Co.	1,950	39,858
Intrepid Potash, Inc.(a)	1,780	43,076
Lubrizol Corp.	3,500	327,215
Minerals Technologies, Inc.	690	35,997
NewMarket Corp.	1,800	192,942
Olin Corp.	3,270	66,381
OM Group, Inc.(a)	2,870	77,490
Penford Corp.(a)	3,800	21,052
PolyOne Corp.(a)	4,950	51,035
Quaker Chemical Corp.	1,920	67,699
RPM International, Inc.	5,940	111,494
Sensient Technologies Corp.	2,140	63,044
Stepan Co.	280	18,483
The Scotts Miracle-Gro Co., Class A	1,860	89,745
The Valspar Corp.	4,320	135,691
Zep, Inc.	775	14,756
		2,275,451
COMMERCIAL BANKS (3.8%)
Associated Bancorp	12,080	164,167
BancorpSouth, Inc.	3,100	45,446
Bank of Hawaii Corp.	2,270	113,069
Bank of the Ozarks, Inc.	780	29,211
Boston Private Financial Holdings, Inc.	2,680	17,715
Cathay General Bancorp	15,220	178,987
City Holding Co.	630	18,553
City National Corp.	2,060	116,740
Columbia Banking System, Inc.	1,120	20,474
Commerce Bancshares, Inc.	3,314	129,743
Community Bank System, Inc.	1,480	36,630
Cullen/Frost Bankers, Inc.	2,800	154,588
East West Bancorp, Inc.	7,110	110,845

See notes to Schedules of Portfolio Investments

CAPSTONE SERIES FUND
SCHEDULE OF PORTFOLIO INVESTMENTS - July 31, 2010 (Unaudited)
SMALL MID-CAP ENHANCED INDEX FUND

	Shares	Value
First Bancorp(a)	61,240	$34,601
First Commonwealth Financial Corp.	16,640	88,192
First Financial Bancorp	1,890	30,051
First Financial Bankshares, Inc.	1,050	51,471
First Midwest Bancorp, Inc.	5,690	71,580
FirstMerit Corp.	3,510	69,182
Fulton Financial Corp.	6,780	61,766
Glacier Bancorp, Inc.	2,310	36,914
Hancock Holding Co.	1,340	40,883
Hanmi Financial Corp.(a)	34,150	48,151
Home Bancshares, Inc.	803	19,296
Independent Bank Corp. - Massachusetts	900	21,429
International Bancshares Corp.	2,280	39,535
Nara Bancorp, Inc.(a)	1,910	13,695
National Penn Bancshares, Inc.	17,010	113,287
NBT Bancorp, Inc.	1,270	28,042
Old National Bancorp	3,340	35,137
PacWest Bancorp	1,660	34,744
Pinnacle Financial Partners, Inc.(a)	6,530	65,888
PrivateBancorp, Inc.	2,460	30,430
Prosperity Bancshares, Inc.	2,190	74,197
S&T Bancorp, Inc.	980	19,894
Signature Bank(a)	4,020	154,529
Simmons First National Corp., Class A	650	17,128
South Financial Group, Inc.(a)	45,790	12,711
Sterling Bancorp	3,450	33,672
Sterling Bancshares, Inc.	10,420	54,080
Susquehanna Bancshares, Inc.	18,170	157,170
SVB Financial Group(a)	1,890	81,629
Synovus Financial Corp.	33,060	86,617
TCF Financial Corp.	5,330	84,427
Tompkins Financial Corp.	439	18,328
Trustmark Corp.	2,140	47,080
UMB Financial Corp.	1,360	51,163
Umpqua Holdings Corp.	7,690	96,356
United Bankshares, Inc.	1,590	40,593
United Community Banks, Inc.(a)	15,680	48,608
Valley National Bancorp	6,134	89,004
Westamerica Bancorp	1,390	74,726
Whitney Holding Corp.	13,130	106,616
Wilmington Trust Corp.	5,810	58,913
Wilshire Bancorp, Inc.	2,450	18,449
Wintrust Financial Corp.	2,290	71,265
		3,567,597
COMMERCIAL SERVICES & SUPPLIES (4.6%)
ABM Industries, Inc.	4,630	100,471
Administaff, Inc.	960	25,018
Bowne & Co., Inc.	12,624	142,777
Brady Corp.	2,200	61,182
CDI Corp.	8,320	139,776
Clean Harbors, Inc.(a)	900	56,844
Coinstar, Inc.(a)	4,610	209,755
Consolidated Graphics, Inc.(a)	460	19,766
Copart, Inc.(a)	2,950	107,498
CoreLogic, Inc.	5,380	107,761
Corrections Corp. of America(a)	5,050	98,828
Darling International, Inc.(a)	19,200	156,672
Deluxe Corp.	2,700	55,566
Exponent, Inc.(a)	530	17,495
Forrester Research, Inc.(a)	600	19,368
FTI Consulting, Inc.(a)	3,250	114,887
G & K Services, Inc., Class A	970	22,572
Healthcare Services Group, Inc.	1,615	36,079
Heartland Payment Systems, Inc.	5,650	89,157
Heidrick & Struggles International, Inc.	2,870	57,687
Herman Miller, Inc.	2,930	50,396
HMS Holdings Corp.(a)	3,390	190,925
HNI Corp.	2,090	54,006
Kelly Services, Inc., Class A(a)	9,660	142,968
Korn/Ferry International, Inc.(a)	2,260	31,753
Landauer, Inc.	200	12,554
Lender Processing Services, Inc.	4,140	132,232
Manpower, Inc.	4,860	233,183
Medifast, Inc.(a)	7,200	217,728
Mine Safety Appliances Co.	1,340	33,567
Mobile Mini, Inc.(a)	1,340	22,968
Monro Muffler Brake, Inc.	2,270	93,161
Navigant Consulting, Inc.(a)	2,680	26,371
On Assignment, Inc.(a)	1,130	5,458
Rewards Network, Inc.	3,403	47,268
Rollins, Inc.	2,260	49,358
School Specialty, Inc.(a)	3,040	58,277
SFN Group, Inc.(a)	13,070	97,894
Standard Register Co.	10,500	34,860
TeleTech Holdings, Inc.(a)	6,270	87,153
Tetra Tech, Inc.(a)	3,720	78,008
The Brink's Co.	3,310	72,489
The Corporate Executive Board Co.	1,540	43,382
The Geo Group, Inc.(a)	2,430	52,439
Towers Watson & Co., Class A	1,800	80,118
TrueBlue, Inc.(a)	1,650	21,236
United Stationers, Inc.(a)	1,880	101,802
Viad Corp.	4,590	91,341
Volt Information Sciences, Inc.(a)	13,545	120,957
Waste Connections, Inc.(a)	3,335	127,297
Wright Express Corp.(a)	7,110	248,779
		4,299,087
COMMUNICATIONS EQUIPMENT (2.0%)
ADC Telecommunications, Inc.(a)	4,270	54,357
ADTRAN, Inc.	2,100	66,318
Arris Group, Inc.(a)	4,839	45,099
Bel Fuse, Inc.	700	16,506
Belden CDT, Inc.	2,090	49,930
Black Box Corp.	2,610	79,448
Blue Coat Systems, Inc.(a)	8,330	182,427
Ciena Corp.(a)	3,580	46,862
CommScope, Inc.(a)	8,740	177,772
Comtech Telecommunications Corp.(a)	1,280	27,610
Digi International, Inc.(a)	3,130	26,010
Dycom Industries, Inc.(a)	8,220	74,391
EMS Technologies, Inc.(a)	4,240	70,554
F5 Networks, Inc.(a)	4,950	434,759
Harmonic, Inc.(a)	3,270	22,792
NETGEAR, Inc.(a)	4,520	108,480
Network Equipment Technologies, Inc.(a)	920	2,870
PCTEL, Inc.(a)	750	4,748
Plantronics, Inc.	2,100	62,937
Polycom, Inc.(a)	7,030	208,650
Symmetricom, Inc.(a)	4,020	21,427
Tekelec(a)	2,370	33,512
Tollgrade Communications, Inc.(a)	500	3,325
ViaSat, Inc.(a)	1,260	45,536
		1,866,320
COMPUTERS & PERIPHERALS (0.9%)
ADPT Corp.(a)	3,850	11,743
Avid Technology, Inc.(a)	1,470	19,007
Compellent Technologies, Inc.(a)	7,740	103,793
See notes to Schedules of Portfolio Investments

CAPSTONE SERIES FUND
SCHEDULE OF PORTFOLIO INVESTMENTS - July 31, 2010 (Unaudited)
SMALL MID-CAP ENHANCED INDEX FUND

	Shares	Value
Diebold, Inc.	3,750	$107,325
Hutchinson Technology, Inc.(a)	1,470	5,586
Integral Systems, Inc.(a)	1,800	13,608
Intermec, Inc.(a)	1,950	20,475
NCI, Inc., Class A(a)	100	2,356
NCR Corp.(a)	11,160	152,892
Novatel Wireless, Inc.(a)	17,630	118,121
Stratasys, Inc.(a)	3,770	85,617
Synaptics, Inc.(a)	5,030	157,439
		797,962
CONSTRUCTION & ENGINEERING (1.1%)
AECOM Technology Corp.(a)	5,960	143,874
EMCOR Group, Inc.(a)	5,490	142,795
Granite Construction, Inc.	2,740	63,705
Insituform Technologies, Inc., Class A(a)	1,440	32,976
KBR, Inc.	10,480	234,543
Shaw Group, Inc.(a)	5,000	160,200
URS Corp.(a)	5,070	204,777
		982,870
CONSTRUCTION MATERIALS (0.2%)
Headwaters, Inc.(a)	3,800	13,148
Martin Marietta Materials, Inc.	1,930	164,822
Texas Industries, Inc.	1,230	40,836
		218,806
CONSUMER FINANCE (0.6%)
AmeriCredit Corp.(a)	7,740	186,611
Cash America International, Inc.	3,240	108,540
First Cash Financial Services, Inc.(a)	4,020	96,400
World Acceptance Corp.(a)	3,720	154,120
		545,671
CONTAINERS & PACKAGING (0.9%)
AptarGroup, Inc.	2,840	122,319
Greif, Inc., Class A	2,260	134,764
Myers Industries, Inc.	4,840	38,284
Packaging Corp. of America	4,960	119,040
Rock-Tenn Co., Class A	1,700	90,474
Silgan Holdings, Inc.	2,320	65,934
Sonoco Products Co.	4,220	137,994
Temple-Inland, Inc.	4,980	99,899
		808,708
DISTRIBUTORS (0.1%)
Audiovox Corp., Class A(a)	9,850	73,382
MWI Veterinary Supply, Inc.(a)	430	22,644
		96,026
DIVERSIFIED CONSUMER SERVICES (1.4%)
American Public Education, Inc.(a)	750	33,495
Capella Education Co.(a)	1,180	109,645
Career Education Corp.(a)	2,940	71,824
Corinthian Colleges, Inc.(a)	3,410	31,031
Hillenbrand, Inc.	3,700	81,733
Interval Leisure Group, Inc.(a)	5,780	80,400
ITT Educational Services, Inc.(a)	1,705	137,662
Matthews International Corp., Class A	1,260	45,499
NutriSystem, Inc.	5,950	116,382
Pre-Paid Legal Services, Inc.(a)	220	10,793
Regis Corp.	7,600	115,748
Service Corp. International	11,050	94,146
Sotheby's	5,140	139,448
Strayer Education, Inc.	792	189,605
Universal Technical Institute, Inc.	960	19,555
		1,276,966
DIVERSIFIED FINANCIAL SERVICES (1.0%)
Affiliated Managers Group, Inc.(a)	2,800	198,324
EZCORP, Inc., Class A(a)	1,870	37,213
Greenhill & Co., Inc.	950	64,647
MSCI, Inc., Class A(a)	6,500	209,755
National Financial Partners Corp.(a)	14,820	159,019
Portfolio Recovery Associates, Inc.(a)	2,330	162,354
Stifel Financial Corp.(a)	3,090	143,191
		974,503
DIVERSIFIED TELECOMMUNICATION SERVICES (0.4%)
Cincinnati Bell, Inc.(a)	7,770	22,999
General Communication, Inc., Class A(a)	1,510	12,805
NeuStar, Inc., Class A(a)	5,030	116,847
tw telecom, Inc.(a)	10,120	191,470
		344,121
ELECTRIC UTILITIES (1.2%)
ALLETE, Inc.	1,120	40,387
Central Vermont Public Service Corp.	1,760	37,382
Cleco Corp.	2,370	67,664
DPL, Inc.	5,000	126,550
Dynegy, Inc.(a)	13,888	49,302
El Paso Electric Co.(a)	1,610	34,615
Great Plains Energy, Inc.	7,451	133,671
Hawaiian Electric Industries, Inc.	5,240	123,402
IDACORP, Inc.	1,880	66,214
NV Energy, Inc.	12,690	161,163
UIL Holdings Corp.	1,830	49,868
Unisource Energy Corp.	1,510	48,743
Westar Energy, Inc.	6,080	145,190
		1,084,151
ELECTRICAL EQUIPMENT (1.4%)
A.O. Smith Corp.	970	53,040
Acuity Brands, Inc.	1,800	75,834
AMETEK, Inc.	5,660	250,568
AZZ, Inc.	3,740	162,802
Baldor Electric Co.	5,930	226,644
Encore Wire Corp.	2,960	62,989
Hubbell, Inc., Class B	2,540	119,863
REGAL-BELOIT Corp.	1,610	97,936
Thomas & Betts Corp.(a)	4,920	195,029
Vicor Corp.	570	8,972
Woodward Governor Co.	2,450	74,088
		1,327,765
ELECTRONIC EQUIPMENT & INSTRUMENTS (3.3%)
Agilysys, Inc.(a)	1,180	9,357
Anixter International, Inc.(a)	1,180	57,018
Arrow Electronics, Inc.(a)	7,480	185,429
Avnet, Inc.(a)	7,540	189,631
Badger Meter, Inc.	640	25,062
Benchmark Electronics, Inc.(a)	3,060	51,102
Brightpoint, Inc.(a)	4,310	34,135
Checkpoint Systems, Inc.(a)	1,690	33,749
Cognex Corp.	1,630	30,399
CTS Corp.	4,980	46,563
Daktronics, Inc.	2,530	21,556
DTS, Inc.(a)	630	22,504
Electro Scientific Industries, Inc.(a)	1,800	20,664
ESCO Technologies, Inc.	1,130	33,685
FARO Technologies, Inc.(a)	2,410	49,574
Gerber Scientific, Inc.(a)	19,050	109,347
II-VI, Inc.(a)	1,040	35,651
See notes to Schedules of Portfolio Investments

CAPSTONE SERIES FUND
SCHEDULE OF PORTFOLIO INVESTMENTS - July 31, 2010 (Unaudited)
SMALL MID-CAP ENHANCED INDEX FUND

	Shares	Value
Ingram Micro, Inc.(a)	11,740	$194,062
Insight Enterprises, Inc.(a)	5,260	76,638
Itron, Inc.(a)	2,900	188,703
Keithley Instruments, Inc.	1,660	17,911
Littelfuse, Inc.(a)	890	31,693
LoJack Corp.(a)	3,020	10,661
Mercury Computer Systems, Inc.(a)	6,730	88,836
Methode Electronics, Inc.	2,460	26,273
Mettler-Toledo International, Inc.(a)	1,780	207,904
MTS Systems Corp.	650	18,805
National Instruments Corp.	2,310	73,689
Newport Corp.(a)	1,130	14,385
OSI Systems, Inc.(a)	240	6,670
Park Electrochemical Corp.	970	26,617
Plexus Corp.(a)	1,660	48,472
RadiSys Corp.(a)	900	8,883
Rogers Corp.(a)	650	20,117
Rovi Corp.(a)	6,320	281,240
ScanSource, Inc.(a)	2,810	77,500
SYNNEX Corp.(a)	3,910	103,185
Tech Data Corp.(a)	4,130	163,383
Technitrol, Inc.	3,420	13,646
Trimble Navigation Ltd.(a)	5,210	147,808
TTM Technologies, Inc.(a)	12,950	132,737
Vishay Intertechnology, Inc.(a)	9,070	77,004
		3,012,248
ENERGY EQUIPMENT & SERVICES (2.6%)
Atwood Oceanics, Inc.(a)	6,990	190,128
Basic Energy Services, Inc.(a)	17,880	167,536
Bristow Group, Inc.(a)	2,260	75,552
CARBO Ceramics, Inc.	1,340	107,468
Dril-Quip, Inc.(a)	3,420	178,797
Exterran Holdings, Inc.(a)	2,650	70,675
Gulf Island Fabrication, Inc.	5,560	99,858
Helix Energy Solutions Group, Inc.(a)	4,390	41,222
ION Geophysical Corp.(a)	5,820	25,550
Lufkin Industries, Inc.	2,140	87,975
Matrix Service Co.(a)	6,270	60,756
Oceaneering International, Inc.(a)	4,700	232,556
Patterson-UTI Energy, Inc.	8,850	145,405
Pride International, Inc.(a)	7,240	172,240
SEACOR Holdings, Inc.(a)	980	81,164
Superior Energy Services, Inc.(a)	8,230	187,562
Superior Well Services, Inc.(a)	8,870	164,716
TETRA Technologies, Inc.(a)	16,040	167,137
Tidewater, Inc.	2,080	85,238
Unit Corp.(a)	1,620	66,258
		2,407,793
FOOD & STAPLES RETAILING (0.9%)
BJ's Wholesale Club, Inc.(a)	4,880	222,284
Casey's General Stores, Inc.	2,820	107,865
Great Atlantic & Pacific Tea Co., Inc.(a)	5,350	18,511
Nash Finch Co.	2,970	116,780
Ruddick Corp.	3,600	127,620
Spartan Stores, Inc.	6,910	99,228
United Natural Foods, Inc.(a)	3,080	103,888
		796,176
FOOD PRODUCTS (2.0%)
Cal-Maine Foods, Inc.	3,600	113,724
Calavo Growers, Inc.	4,350	91,872
Corn Products International, Inc.	4,560	152,030
Diamond Foods, Inc.	910	40,531
Flowers Foods, Inc.	3,235	78,384
Green Mountain Coffee Roasters, Inc.(a)	12,950	398,730
Hain Celestial Group, Inc.(a)	1,720	36,223
J & J Snack Foods Corp.	570	23,775
Lancaster Colony Corp.	770	39,978
Lance, Inc.	1,280	27,046
Mannatech, Inc.(a)	25,680	69,850
Peet's Coffee & Tea, Inc.(a)	2,460	99,950
Ralcorp Holdings, Inc.(a)	2,720	158,848
Sanderson Farms, Inc.	2,470	115,473
Smithfield Foods, Inc.(a)	11,630	165,728
Tootsie Roll Industries, Inc.	1,038	26,189
TreeHouse Foods, Inc.(a)	4,530	216,036
		1,854,367
GAS UTILITIES (1.6%)
AGL Resources, Inc.	3,550	134,900
Atmos Energy Corp.	5,370	155,730
Energen Corp.	2,820	125,321
National Fuel Gas Co.	3,260	156,643
New Jersey Resources Corp.	2,430	90,712
Northwest Natural Gas Co.	1,160	54,996
Piedmont Natural Gas Co., Inc.	3,120	83,054
Questar Corp.	2,300	37,835
South Jersey Industries, Inc.	1,270	59,334
Southern Union Co.	6,310	142,417
Southwest Gas Corp.	2,610	83,964
The Laclede Group, Inc.	1,940	67,784
UGI Corp.	5,640	152,054
WGL Holdings, Inc.	2,600	93,808
		1,438,552
HEALTH CARE EQUIPMENT & SUPPLIES (3.7%)
Abaxis, Inc.(a)	3,480	69,774
Align Technology, Inc.(a)	9,130	158,405
American Medical Systems Holdings, Inc.(a)	10,070	225,165
Analogic Corp.	530	24,099
Beckman Coulter, Inc.	2,940	134,740
Bio-Rad Laboratories, Inc., Class A(a)	850	75,480
Cantel Medical Corp.	3,920	62,250
CONMED Corp.(a)	1,180	22,691
Cooper Cos., Inc.	4,610	179,145
Cyberonics, Inc.(a)	990	23,582
Edwards Lifesciences Corp.(a)	5,480	316,744
Gen-Probe, Inc.(a)	2,100	94,437
Greatbatch, Inc.(a)	1,010	22,806
Haemonetics Corp.(a)	1,070	59,117
Hanger Orthopedic Group, Inc.(a)	1,530	26,240
Hill-Rom Holdings, Inc.	2,640	87,226
Hologic, Inc.(a)	11,610	164,165
ICU Medical, Inc.(a)	660	24,559
IDEXX Laboratories, Inc.(a)	3,920	230,261
Immucor, Inc.(a)	3,290	63,234
Integra LifeSciences Holdings(a)	3,110	112,364
Invacare Corp.	1,540	36,698
Kensey Nash Corp.(a)	680	15,980
Kinetic Concepts, Inc.(a)	4,220	149,852
Masimo Corp.	4,450	102,706
Meridian Bioscience, Inc.	1,990	38,228
Merit Medical Systems, Inc.(a)	1,300	21,996
Micrus Endovascular Corp.(a)	3,590	83,503
Natus Medical, Inc.(a)	6,980	102,466
Osteotech, Inc.(a)	25,600	97,024
Palomar Medical Technologies, Inc.(a)	1,400	15,624
ResMed, Inc.(a)	3,730	245,024
See notes to Schedules of Portfolio Investments

CAPSTONE SERIES FUND
SCHEDULE OF PORTFOLIO INVESTMENTS - July 31, 2010 (Unaudited)
SMALL MID-CAP ENHANCED INDEX FUND

	Shares	Value
STERIS Corp.	2,530	$80,429
SurModics, Inc.(a)	950	12,464
Symmetry Medical, Inc.(a)	4,670	45,439
Thoratec Corp.(a)	2,370	87,169
West Pharmaceutical Services, Inc.	1,470	53,420
Zoll Medical Corp.(a)	2,280	60,329
		3,424,835
HEALTH CARE PROVIDERS & SERVICES (4.2%)
Air Methods Corp.(a)	3,180	100,965
Almost Family, Inc.(a)	1,590	41,785
Amedisys, Inc.(a)	3,139	82,461
AMERIGROUP Corp.(a)	4,120	147,331
AMN Healthcare Services, Inc.(a)	12,600	75,852
AmSurg Corp.(a)	2,190	40,121
Bio-Reference Laboratories, Inc.(a)	4,790	100,446
Catalyst Health Solutions, Inc.(a)	5,140	177,741
Centene Corp.(a)	5,380	114,648
Chemed Corp.	1,080	57,154
CorVel Corp.(a)	270	10,743
Cross Country Healthcare, Inc.(a)	1,010	8,969
CryoLife, Inc.(a)	830	4,449
Genoptix, Inc.(a)	3,650	63,072
Gentiva Health Services, Inc.(a)	2,630	54,257
Health Net, Inc.(a)	8,590	202,294
HealthSpring, Inc.(a)	4,700	88,360
Healthways, Inc.(a)	9,600	136,704
Henry Schein, Inc.(a)	3,730	195,788
inVentive Health, Inc.(a)	1,480	38,391
IPC The Hospitalist Co.(a)	4,970	127,977
Kindred Healthcare, Inc.(a)	11,300	150,290
LCA-Vision, Inc.(a)	2,330	12,093
LHC Group, Inc.(a)	2,910	66,901
Lincare Holdings, Inc.	7,980	189,605
Magellan Health Services, Inc.(a)	1,930	81,234
MedCath Corp.(a)	12,650	112,079
Molina Healthcare, Inc.(a)	5,420	161,570
Odyssey Healthcare, Inc.(a)	8,150	218,094
Omnicare, Inc.	8,620	212,311
Owens & Minor, Inc.	5,445	148,049
PharMerica Corp.(a)	5,830	76,140
PSS World Medical, Inc.(a)	2,400	45,168
Psychiatric Solutions, Inc.(a)	2,690	89,147
RehabCare, Inc.(a)	5,020	106,374
Res-Care, Inc.(a)	8,760	86,023
VCA Antech, Inc.(a)	4,280	89,195
WellCare Health Plans, Inc.(a)	6,610	170,472
		3,884,253
HEALTH CARE TECHNOLOGY (0.1%)
Computer Programs & Systems, Inc.	240	10,793
Eclipsys Corp.(a)	2,230	43,953
eResearchTechnology, Inc.(a)	3,400	27,540
Omnicell, Inc.(a)	1,350	16,632
Phase Forward, Inc.(a)	1,670	28,056
		126,974
HOTELS, RESTAURANTS & LEISURE (2.8%)
Bob Evans Farms, Inc.	2,780	72,892
Brinker International, Inc.	7,690	120,887
Burger King Holdings, Inc.	3,430	59,270
California Pizza Kitchen, Inc.(a)	7,000	125,580
CEC Entertainment, Inc.(a)	4,120	143,088
Cheesecake Factory(a)	9,900	232,056
Chipotle Mexican Grill, Inc., Class A(a)	2,290	338,691
Cracker Barrel Old Country Store, Inc.	3,930	192,491
DineEquity, Inc.(a)	760	27,710
International Speedway Corp., Class A	1,520	39,368
Jack in the Box, Inc.(a)	2,730	56,320
LIFE TIME FITNESS, Inc.(a)	5,270	191,617
Marcus Corp.	1,190	14,518
O'Charley's, Inc.(a)	8,020	55,899
P.F. Chang's China Bistro, Inc.	3,480	144,072
Panera Bread Co., Class A(a)	2,790	218,206
Papa John's International, Inc.(a)	1,660	42,048
Red Robin Gourmet Burgers, Inc.(a)	5,770	123,132
Ruby Tuesday, Inc.(a)	14,490	148,088
Ruth's Hospitality Group, Inc.(a)	5,000	20,200
Sonic Corp.(a)	3,250	28,600
Texas Roadhouse, Inc., Class A(a)	13,230	178,340
Wendy's/Arby's Group, Inc., Class A	15,270	66,577
		2,639,650
HOUSEHOLD DURABLES (1.2%)
American Greetings Corp., Class A	1,860	38,111
Ethan Allen Interiors, Inc.	1,470	22,550
Interface, Inc.	2,000	24,860
KB HOME	2,870	32,661
La-Z-Boy, Inc.(a)	2,640	22,598
M.D.C. Holdings, Inc.	1,600	46,592
M/I Homes, Inc.(a)	740	7,807
Meritage Homes Corp.(a)	1,600	28,128
Mohawk Industries, Inc.(a)	2,370	115,964
National Presto Industries, Inc.	1,340	136,667
NVR, Inc.(a)	277	173,541
Ryland Group, Inc.	1,950	31,824
Skyline Corp.	300	6,024
Standard Pacific Corp.(a)	7,390	29,560
Toll Brothers, Inc.(a)	6,090	105,722
Tupperware Corp.	5,350	210,736
Universal Electronics, Inc.(a)	2,550	44,778
		1,078,123
HOUSEHOLD PRODUCTS (0.5%)
Central Garden & Pet Co., Class A(a)	8,320	84,115
Church & Dwight Co., Inc.	2,940	194,834
Energizer Holdings, Inc.(a)	2,950	181,484
WD-40 Co.	770	27,997
		488,430
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS (0.1%)
Black Hills Corp.	2,680	85,546
INDUSTRIAL CONGLOMERATES (0.3%)
Carlisle Cos., Inc.	2,530	85,210
Standex International Corp.	2,000	60,040
Teleflex, Inc.	1,650	93,506
Tredegar Corp.	2,050	35,383
		274,139
INSURANCE (3.2%)
American Financial Group, Inc.	4,650	137,035
American Physicians Capital, Inc.	340	13,923
Amerisafe, Inc.(a)	1,240	22,270
Arthur J. Gallagher & Co.	3,960	100,663
Brown & Brown, Inc.	5,510	110,310
Delphi Financial Group, Inc., Class A	2,405	62,410
eHealth, Inc.(a)	7,210	80,031
Employers Holdings, Inc.	2,480	38,539
Everest Re Group Ltd.	2,530	196,379
Fidelity National Financial, Inc., Class A	10,840	160,107
First American Financial Corp.	5,380	79,355
See notes to Schedules of Portfolio Investments

CAPSTONE SERIES FUND
SCHEDULE OF PORTFOLIO INVESTMENTS - July 31, 2010 (Unaudited)
SMALL MID-CAP ENHANCED INDEX FUND

	Shares	Value
HCC Insurance Holdings, Inc.	5,960	$155,675
Horace Mann Educators Corp.	5,700	95,874
Infinity Property & Casualty Corp.	480	23,059
Mercury General Corp.	1,490	64,264
Old Republic International Corp.	14,320	179,143
Presidential Life Corp.	4,750	46,598
ProAssurance Corp.(a)	1,240	73,792
Protective Life Corp.	5,300	119,197
Reinsurance Group of America, Inc.	4,030	193,359
RLI Corp.	590	32,739
Safety Insurance Group, Inc.	1,220	47,824
Selective Insurance Group, Inc.	4,400	68,464
StanCorp Financial Group, Inc.	2,650	99,879
Stewart Information Services Corp.	5,780	57,742
The Hanover Insurance Group, Inc.	2,510	110,013
The Navigators Group, Inc.(a)	590	25,152
Tower Group, Inc.	4,690	101,070
Transatlantic Holdings, Inc.	2,730	130,521
United Fire & Casualty Co.	2,390	51,242
Unitrin, Inc.	4,440	123,388
W.R. Berkley Corp.	6,290	169,893
		2,969,910
INTERNET & CATALOG RETAIL (0.7%)
HSN, Inc.(a)	5,750	169,050
Netflix, Inc.(a)	4,320	443,016
		612,066
INTERNET SOFTWARE & SERVICES (2.1%)
AOL, Inc.(a)	4,470	93,512
Blue Nile, Inc.(a)	2,910	148,119
comScore, Inc.(a)	9,410	186,412
Concur Technologies, Inc.(a)	3,700	171,236
DealerTrack Holdings, Inc.(a)	5,770	90,070
Digital River, Inc.(a)	1,650	43,379
Equinix, Inc.(a)	3,340	312,323
InfoSpace, Inc.(a)	2,340	18,322
J2 Global Communications, Inc.(a)	4,890	115,062
MicroStrategy, Inc., Class A(a)	2,190	181,748
Perficient, Inc.(a)	19,970	172,740
PetMed Express, Inc.	1,370	21,852
Stamps.com, Inc.(a)	4,970	54,372
The Knot, Inc.(a)	5,040	41,479
TIBCO Software, Inc.(a)	6,680	90,581
United Online, Inc.	4,460	28,187
ValueClick, Inc.(a)	8,930	97,783
Websense, Inc.(a)	4,860	90,202
		1,957,379
IT SERVICES (1.8%)
Acxiom Corp.(a)	3,620	55,531
Alliance Data Systems Corp.(a)	2,850	163,818
Broadridge Financial Solutions, Inc.	7,230	146,769
CACI International, Inc., Class A(a)	1,320	62,066
Ciber, Inc.(a)	47,660	158,708
Convergys Corp.(a)	7,180	80,200
CSG Systems International, Inc.(a)	5,280	99,581
DST Systems, Inc.	1,780	73,122
Gartner, Inc.(a)	4,660	117,292
Global Payments, Inc.	4,690	176,954
Hewitt Associates, Inc., Class A(a)	3,480	170,868
ManTech International Corp., Class A(a)	940	37,271
MAXIMUS, Inc.	1,390	83,664
SRA International, Inc., Class A(a)	2,890	64,216
Stanley, Inc.(a)	3,280	122,508
StarTek, Inc.(a)	1,490	6,884
Sykes Enterprises, Inc.(a)	3,700	58,645
		1,678,097
LEISURE EQUIPMENT & PRODUCTS (1.0%)
Arctic Cat, Inc.(a)	13,120	130,544
Brunswick Corp.	3,980	67,342
Callaway Golf Co.	11,410	77,017
JAKKS Pacific, Inc.(a)	10,750	169,635
MarineMax, Inc.(a)	6,300	47,880
Nautilus Group, Inc.(a)	18,940	37,501
Polaris Industries, Inc.	2,480	148,056
Pool Corp.	2,590	57,317
RC2 Corp.(a)	1,010	16,716
Sturm, Ruger & Co., Inc.	9,580	134,120
		886,128
LIFE SCIENCES TOOLS AND SERVICES (0.7%)
Affymetrix, Inc.(a)	4,370	21,369
Cambrex Corp.(a)	3,010	10,686
Charles River Laboratories International, Inc.(a)	2,970	92,308
Covance, Inc.(a)	3,620	140,311
Dionex Corp.(a)	1,180	89,090
Enzo Biochem, Inc.(a)	11,740	54,004
Kendle International, Inc.(a)	4,130	50,840
PAREXEL International Corp.(a)	2,310	47,424
Pharmaceutical Product Development, Inc.	5,920	143,619
		649,651
MACHINERY (4.5%)
Actuant Corp., Class A	3,330	68,665
AGCO Corp.(a)	5,790	201,260
Albany International Corp., Class A	1,370	25,140
Applied Industrial Technologies, Inc.	1,420	39,760
Astec Industries, Inc.(a)	1,840	57,684
Barnes Group, Inc.	2,340	43,009
Briggs & Stratton Corp.	3,860	73,224
Bucyrus International, Inc.	6,770	421,229
Cascade Corp.	1,500	57,255
CIRCOR International, Inc.	750	23,460
CLARCOR, Inc.	2,050	76,916
Crane Co.	2,120	75,345
Donaldson Co., Inc.	3,250	154,277
EnPro Industries, Inc.(a)	2,680	80,266
Federal Signal Corp.	15,450	92,082
Gardner Denver, Inc.	3,770	191,403
Graco, Inc.	2,750	86,818
Harsco Corp.	3,450	79,902
IDEX Corp.	3,390	109,056
Intevac, Inc.(a)	1,360	14,960
John Bean Technologies Corp.	1,575	24,743
Joy Global, Inc.	6,360	377,593
Kaydon Corp.	1,460	55,465
Kennametal, Inc.	3,340	91,483
Lincoln Electric Holdings, Inc.	1,720	94,978
Lindsay Manufacturing Co.	550	19,129
Lydall, Inc.(a)	15,260	109,109
Mueller Industries, Inc.	3,350	82,812
Nordson Corp.	1,920	121,056
Oshkosh Truck Corp.(a)	4,730	162,617
Pentair, Inc.	4,070	139,194
Robbins & Myers, Inc.	1,490	35,343
SPX Corp.	2,080	123,885
Terex Corp.(a)	9,930	196,018
The Timken Co.	5,200	174,824

See notes to Schedules of Portfolio Investments

CAPSTONE SERIES FUND
SCHEDULE OF PORTFOLIO INVESTMENTS - July 31, 2010 (Unaudited)
SMALL MID-CAP ENHANCED INDEX FUND

	Shares	Value
Toro Co.	1,410	$73,391
Trinity Industries, Inc.	7,710	157,053
Valmont Industries, Inc.	1,510	107,286
Watts Water Technologies, Inc.	1,230	39,606
		4,157,296
MARINE (0.4%)
Alexander & Baldwin, Inc.	2,840	95,282
Kirby Corp.(a)	3,830	147,225
Overseas Shipholding Group, Inc.	3,130	122,790
		365,297
MEDIA (0.9%)
DreamWorks Animation SKG, Inc., Class A(a)	4,870	151,749
Harte-Hanks, Inc.	4,920	55,498
John Wiley & Sons, Inc., Class A	2,000	78,760
Lamar Advertising Co., Class A(a)	4,340	118,699
Live Nation, Inc.(a)	11,212	103,487
Nolan Co.(a)	19,750	230,877
Scholastic Corp.	2,450	62,059
The E.W. Scripps Co., Class A(a)	2,090	16,427
		817,556
METALS & MINING (1.4%)
A.M. Castle & Co.(a)	7,180	106,049
AMCOL International Corp.	2,890	86,584
Brush Engineered Materials, Inc.(a)	830	19,795
Carpenter Technology Corp.	1,760	61,512
Century Aluminum Co.(a)	6,800	70,924
Commercial Metals Co.	8,820	126,920
Gibraltar Industries, Inc.(a)	5,340	57,619
Olympic Steel, Inc.	2,890	73,493
Patriot Coal Corp.(a)	6,980	84,179
Reliance Steel & Aluminum Co.	6,080	238,822
RTI International Metals, Inc.(a)	1,260	35,759
Steel Dynamics, Inc.	17,530	251,029
Worthington Industries, Inc.	5,130	73,513
		1,286,198
MULTI-UTILITIES (1.0%)
Alliant Energy Corp.	5,560	192,154
Avista Corp.	2,430	50,836
CH Energy Group, Inc.	1,300	54,340
MDU Resources Group, Inc.	7,490	147,927
NSTAR	4,820	179,111
OGE Energy Corp.	4,530	179,569
PNM Resources, Inc.	7,850	92,865
Vectren Corp.	3,050	75,549
		972,351
MULTILINE RETAIL (0.8%)
99 Cents Only Stores(a)	2,260	37,561
Biglari Holdings, Inc.(a)	91	26,436
Fred's, Inc.	10,490	113,712
Saks, Inc.(a)	16,630	136,532
The Andersons, Inc.	6,180	212,407
Tuesday Morning Corp.(a)	52,340	228,202
		754,850
OFFICE ELECTRONICS (0.1%)
Zebra Technologies Corp., Class A(a)	2,710	74,362
OIL, GAS & CONSUMABLE FUELS (3.0%)
Arch Coal, Inc.	6,800	161,092
Bill Barrett Corp.(a)	5,100	180,438
Cimarex Energy Co.	3,430	236,224
Comstock Resources, Inc.(a)	2,010	50,873
Forest Oil Corp.(a)	4,730	135,231
Frontier Oil Corp.	13,150	161,613
Holly Corp.	1,850	49,450
Hornbeck Offshore Services, Inc.(a)	6,240	105,019
Mariner Energy, Inc.(a)	3,820	91,260
Newfield Exploration Co.(a)	5,410	289,218
Oil States International, Inc.(a)	5,340	245,320
Penn Virginia Corp.	4,590	87,210
Petroleum Development Corp.(a)	6,120	178,337
PetroQuest Energy, Inc.(a)	3,140	20,850
Pioneer Drilling Co.(a)	6,680	44,222
Plains Exploration & Production Co.(a)	7,340	165,517
Quicksilver Resources, Inc.(a)	13,740	172,987
Seahawk Drilling, Inc.(a)	5,872	58,309
SM Energy Co.	4,350	180,177
Stone Energy Corp.(a)	1,710	20,110
Swift Energy Co.(a)	1,650	42,784
World Fuel Services Corp.	5,010	130,510
		2,806,751
PAPER & FOREST PRODUCTS (0.2%)
Buckeye Technologies, Inc.(a)	2,400	27,240
Clearwater Paper Corp.(a)	445	27,425
Deltic Timber Corp.	450	20,601
Louisiana-Pacific Corp.(a)	6,380	46,447
Neenah Paper, Inc.	1,100	19,734
Wausau-Mosinee Paper Corp.(a)	2,530	17,280
		158,727
PERSONAL PRODUCTS (0.6%)
Alberto-Culver Co.	3,570	104,494
Blyth, Inc.	1,822	72,060
Helen of Troy Ltd.(a)	1,350	32,346
Kid Brands, Inc.(a)	2,960	24,627
NBTY, Inc.(a)	5,510	296,934
		530,461
PHARMACEUTICALS (1.3%)
Cubist Pharmaceuticals, Inc.(a)	6,160	132,933
Endo Pharmaceuticals Holdings, Inc.(a)	5,510	132,295
Hi-Tech Pharmacal Co., Inc.(a)	5,840	102,667
Medicis Pharmaceutical Corp., Class A	4,820	122,187
Par Pharmaceutical Cos., Inc.(a)	4,310	113,784
Perrigo Co.	3,290	184,273
Salix Pharmaceuticals Ltd.(a)	5,370	227,742
Valeant Pharmaceuticals International(a)	2,730	153,754
ViroPharma, Inc.(a)	4,250	55,972
		1,225,607
RADIO BROADCASTING (0.1%)
Arbitron, Inc.	2,850	82,365
DG Fastchannel, Inc.(a)	900	34,317
		116,682
REAL ESTATE INVESTMENT TRUST (5.6%)
Acadia Realty Trust	3,917	72,621
Alexandria Real Estate Equities, Inc.	1,950	137,572
AMB Property Corp.	5,840	145,766
BioMed Realty Trust, Inc.	4,590	82,804
BRE Properties, Inc.	2,370	98,355
Camden Property Trust	2,630	119,718
Cedar Shopping Centers, Inc.	10,380	64,356
Colonial Properties Trust	5,910	95,269
Corporate Office Properties Trust	2,340	87,750
Cousins Properties, Inc.	5,148	35,264
DiamondRock Hospitality Co.	18,120	168,154
Duke Realty Corp.	10,230	122,351

See notes to Schedules of Portfolio Investments

CAPSTONE SERIES FUND
SCHEDULE OF PORTFOLIO INVESTMENTS - July 31, 2010 (Unaudited)
SMALL MID-CAP ENHANCED INDEX FUND

	Shares	Value
Eastgroup Properties, Inc.	1,060	$38,446
Entertainment Properties Trust	1,870	78,054
Equity One, Inc.	1,850	31,524
Essex Property Trust, Inc.	1,370	144,001
Extra Space Storage, Inc.	4,400	68,244
Federal Realty Investment Trust	2,540	198,603
Franklin Street Properties Corp.	3,250	39,682
Healthcare Realty Trust, Inc.	2,290	53,746
Highwood Properties, Inc.	3,060	95,809
Home Properties, Inc.	1,420	70,531
Hospitality Properties Trust	7,010	143,354
Inland Real Estate Corp.	4,470	37,101
Kilroy Realty Corp.	1,920	64,474
Kite Realty Group Trust	23,030	106,859
LaSalle Hotel Properties	2,510	59,537
Lexington Corp. Properties Trust	18,805	120,916
Liberty Property Trust	4,800	152,160
LTC Properties, Inc.	1,020	25,143
Macerich Co.	5,235	216,991
Mack-Cali Realty Corp.	3,370	108,581
Medical Properties Trust, Inc.	11,250	111,825
Mid-America Apartment Communities, Inc.	1,100	62,128
National Retail Properties, Inc.	3,800	87,856
Nationwide Health Properties, Inc.	4,750	177,745
OMEGA Healthcare Investors, Inc.	3,890	85,502
Parkway Properties, Inc.	1,160	19,384
Pennsylvania Real Estate Investment Trust	11,480	141,089
Post Properties, Inc.	2,320	59,114
Potlatch Corp.	1,670	61,890
PS Business Parks, Inc.	550	31,939
Rayonier, Inc.	3,280	160,162
Realty Income Corp.	4,520	145,047
Regency Centers Corp.	3,440	129,826
Senior Housing Properties Trust	5,620	126,731
SL Green Realty Corp.	5,610	337,946
Sovran Self Storage, Inc.	1,190	43,792
Tanger Factory Outlet Centers, Inc.	1,620	72,414
UDR, Inc.	6,891	145,469
Urstadt Biddle Properties, Inc., Class A	1,190	21,218
Weingarten Realty Investors	4,690	99,287
		5,204,100
REAL ESTATE MANAGEMENT AND DEVELOPMENT (0.4%)
Forestar Group, Inc.(a)	5,150	82,967
Jones Lang LaSalle, Inc.	4,000	309,840
		392,807
ROAD & RAIL (1.0%)
Arkansas Best Corp.	2,950	66,582
Atmel Corp.(a)	14,710	76,933
Con-way, Inc.	3,590	120,947
Heartland Express, Inc.	3,013	48,268
J.B. Hunt Transport Services, Inc.	3,890	138,056
Kansas City Southern(a)	4,220	154,874
Knight Transportation, Inc.	3,000	62,760
Landstar System, Inc.	2,160	87,566
Old Dominion Freight Line, Inc.(a)	1,285	50,668
Wabtec Corp.	2,080	92,789
Werner Enterprises, Inc.	1,870	43,066
		942,509
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (3.2%)
Actel Corp.(a)	1,000	14,660
Advanced Energy Industries, Inc.(a)	1,310	23,069
ATMI, Inc.(a)	1,620	24,041
Brooks Automation, Inc.(a)	2,290	17,473
Cabot Microelectronics Corp.(a)	860	28,113
Cohu, Inc.	820	12,858
Cree, Inc.(a)	5,760	408,038
Cymer, Inc.(a)	2,370	78,873
Cypress Semiconductor Corp.(a)	7,510	79,606
Diodes, Inc.(a)	9,310	164,601
DSP Group, Inc.(a)	1,000	6,980
Exar Corp.(a)	1,430	9,996
Fairchild Semiconductor International, Inc.(a)	4,570	41,496
FEI Co.(a)	1,590	31,100
Hittite Microwave Corp.(a)	3,100	142,476
Integrated Device Technology, Inc.(a)	6,170	35,848
International Rectifier Corp.(a)	3,280	64,058
Intersil Corp., Class A	5,930	67,365
Kopin Corp.(a)	15,910	59,981
Kulicke & Soffa Industries, Inc.(a)	4,190	28,157
Lam Research Corp.(a)	5,190	218,966
Micrel, Inc.	3,860	37,519
Microsemi Corp.(a)	3,280	52,349
MKS Instruments, Inc.(a)	2,360	50,645
Pericom Semiconductor Corp.(a)	7,150	65,351
RF Micro Devices, Inc.(a)	13,310	55,503
Rudolph Technologies, Inc.(a)	2,140	18,490
Semtech Corp.(a)	4,240	73,691
Sigma Designs, Inc.(a)	10,380	106,291
Silicon Laboratories, Inc.(a)	2,500	100,125
Skyworks Solutions, Inc.(a)	12,180	213,515
Standard Microsystems Corp.(a)	940	20,699
Supertex, Inc.(a)	390	10,117
Tessera Technologies, Inc.(a)	7,190	122,086
TriQuint Semiconductor, Inc.(a)	28,600	198,198
Ultratech, Inc.(a)	800	14,456
Varian Semiconductor Equipment Associates, Inc.(a)	3,080	87,041
Veeco Instruments, Inc.(a)	3,500	151,550
		2,935,381
SOFTWARE (4.0%)
ACI Worldwide, Inc.(a)	1,830	35,502
Advent Software, Inc.(a)	2,910	149,167
ANSYS, Inc.(a)	5,869	263,812
Blackbaud, Inc.	6,500	153,985
Cadence Design Systems, Inc.(a)	9,240	64,310
CommVault Systems, Inc.(a)	7,440	137,789
Ebix, Inc.(a)	10,560	175,402
Epicor Software Corp.(a)	12,510	96,827
EPIQ Systems, Inc.	2,025	26,365
FactSet Research Systems, Inc.	2,830	212,250
Fair Isaac Corp.	2,250	53,662
Informatica Corp.(a)	7,010	211,211
Interactive Intelligence, Inc.(a)	14,110	228,300
Jack Henry & Associates, Inc.	3,300	83,820
JDA Software Group, Inc.(a)	4,770	112,095
Manhattan Associates, Inc.(a)	3,870	103,948
Mentor Graphics Corp.(a)	3,500	33,670
MICROS Systems, Inc.(a)	4,720	168,882
NetScout Systems, Inc.(a)	10,620	168,327
Parametric Technology Corp.(a)	5,580	100,105
Phoenix Technologies Ltd.(a)	800	2,472
Progress Software Corp.(a)	1,700	50,830

See notes to Schedules of Portfolio Investments

CAPSTONE SERIES FUND
SCHEDULE OF PORTFOLIO INVESTMENTS - July 31, 2010 (Unaudited)
SMALL MID-CAP ENHANCED INDEX FUND

	Shares	Value
Quality Systems, Inc.	2,910	$159,817
Quest Software, Inc.(a)	2,810	56,650
Radiant Systems, Inc.(a)	11,120	158,015
Smith Micro Software, Inc.(a)	12,420	122,089
Solera Holdings, Inc.	6,390	242,692
Sonic Solutions(a)	1,480	11,648
Synopsys, Inc.(a)	6,650	145,236
Taleo Corp., Class A(a)	5,100	125,460
Tyler Technologies, Inc.(a)	4,820	79,193
		3,733,531
SPECIALTY RETAIL (4.7%)
Aaron's, Inc.	3,450	62,652
Advance Auto Parts, Inc.	3,920	209,838
Aeropostale, Inc.(a)	10,910	310,171
American Eagle Outfitters, Inc.	8,930	109,928
AnnTaylor Stores Corp.(a)	2,610	45,779
Big 5 Sporting Goods Corp.	6,300	86,562
Cabela's, Inc.(a)	7,370	114,898
Cato Corp.	1,490	34,687
Chico's FAS, Inc.	13,150	123,216
Children's Place Retail Stores, Inc.(a)	1,120	46,872
Christopher & Banks Corp.	8,510	62,889
Coldwater Creek, Inc.(a)	9,160	35,907
Collective Brands, Inc.(a)	6,820	109,257
Dick's Sporting Goods, Inc.(a)	4,030	106,029
Dollar Tree, Inc.(a)	6,615	293,177
Finish Line, Inc., Class A	6,357	90,969
Foot Locker, Inc.	16,180	219,886
Genesco, Inc.(a)	1,000	27,290
Group 1 Automotive, Inc.(a)	4,100	113,652
Guess?, Inc.	6,620	236,334
Gymboree Corp.(a)	3,330	144,189
Haverty Furniture Cos., Inc.	3,460	41,935
Hibbett Sports, Inc.(a)	3,720	98,469
Hot Topic, Inc.	11,080	58,613
Jo-Ann Stores, Inc.(a)	1,130	47,336
Jos. A. Bank Clothiers, Inc.(a)	2,942	172,637
Lithia Motors, Inc., Class A	6,800	59,840
Men's Wearhouse, Inc.	2,440	47,482
Midas Group, Inc.(a)	600	5,280
Movado Group, Inc.(a)	6,730	76,453
OfficeMax, Inc.(a)	3,580	51,158
PETsMart, Inc.	5,200	161,460
Rent-A-Center, Inc.(a)	5,970	131,280
Sonic Automotive, Inc., Class A(a)	2,190	21,659
Stage Stores, Inc.	5,502	60,522
Stein Mart, Inc.(a)	1,600	12,352
The Dress Barn, Inc.(a)	6,948	171,616
The Pep Boys - Manny, Moe & Jack	11,580	111,168
Tractor Supply Co.	1,430	99,399
Williams-Sonoma, Inc.	7,310	195,250
Zale Corp.(a)	15,340	26,998
Zumiez, Inc.(a)	6,620	121,146
		4,356,235
TEXTILES APPAREL & LUXURY GOODS (3.3%)
Brown Shoe Co., Inc.	6,565	95,980
Carter's, Inc.(a)	2,590	62,782
Crocs, Inc.(a)	21,910	281,105
Deckers Outdoor Corp.(a)	4,980	253,432
Fossil, Inc.(a)	5,440	215,424
Hanesbrands, Inc.(a)	4,080	102,204
Iconix Brand Group, Inc.(a)	12,270	201,964
J Crew Group, Inc.(a)	4,610	164,254
K-Swiss, Inc., Class A(a)	4,310	51,505
Liz Claiborne, Inc.(a)	5,080	24,079
Maidenform Brands, Inc.(a)	1,070	26,568
Oxford Industries, Inc.	710	15,904
Perry Ellis International, Inc.(a)	6,080	136,131
Phillips-Van Heusen Corp.	2,290	118,828
Quiksilver, Inc.(a)	88,860	397,204
Skechers U.S.A., Inc., Class A(a)	1,420	52,668
The Buckle, Inc.	3,325	91,604
The Timberland Co., Class A(a)	2,140	37,707
The Warnaco Group, Inc.(a)	4,040	168,751
True Religion Apparel, Inc.(a)	7,480	183,859
Under Armour, Inc., Class A(a)	4,340	163,010
UniFirst Corp.	580	25,497
Volcom, Inc.(a)	6,380	103,803
Wolverine World Wide, Inc.	1,990	56,894
		3,031,157
THRIFTS & MORTGAGE FINANCE (0.8%)
Astoria Financial Corp.	7,520	99,565
Bank Mutual Corp.	2,860	16,817
Brookline Bancorp, Inc.	4,200	40,656
Dime Community Bancshares, Inc.	1,490	19,519
First Niagara Financial Group, Inc.	7,060	94,674
New York Community Bancorp, Inc.	17,090	294,973
NewAlliance Bancshares, Inc.	3,630	44,177
TrustCo Bank Corp. NY	3,990	23,222
Washington Federal, Inc.	5,200	90,480
Webster Financial Corp.	3,490	65,054
		789,137
TRADING COMPANIES & DISTRIBUTORS (0.4%)
GATX Corp.	2,770	78,280
Kaman Corp., Class A	1,080	24,667
Lawson Products, Inc.	3,090	55,033
MSC Industrial Direct Co., Inc., Class A	1,830	92,214
United Rentals, Inc.(a)	3,190	42,044
Watsco, Inc.	1,290	71,866
		364,104
WATER UTILITIES (0.2%)
American States Water Co.	970	34,221
Aqua America, Inc.	4,810	93,747
Calgon Carbon Corp.(a)	2,170	28,731
		156,699
WIRELESS TELECOMMUNICATION SERVICES (0.5%)
Cbeyond, Inc.(a)	5,000	76,150
Neutral Tandem, Inc.(a)	1,430	15,301
NTELOS Holdings Corp.	4,510	84,382
Syniverse Holdings, Inc.(a)	6,150	137,330
Telephone & Data Systems, Inc.	5,160	176,111
USA Mobility, Inc.	1,370	20,317
		509,591
TOTAL COMMON STOCKS		91,864,178
MONEY MARKET FUNDS (0.5%)
AIM Short Term Prime Money Market, 0.13%(b)	21,124	21,124
Fifth Third Institutional Government Money Market Fund, 0.05%(b)	470,549	470,549
TOTAL MONEY MARKET FUNDS		491,673
TOTAL INVESTMENTS (COST $ 89,014,483) 99.7%		92,355,851
OTHER ASSETS IN EXCESS OF LIABILITIES 0.3%		244,533
NET ASSETS 100.0%		$92,600,384

(a)	Represents non-income producing security.
(b)	Variable rate security. Rate shown represents the rate as of July 31, 2010.

See notes to Schedules of Portfolio Investments

At July 31, 2010, the cost, gross unrealized appreciation and gross unrealized depreciation on securities, for federal income tax purposes, were as follows:

				Net Unrealized
		Tax Unrealized	Tax Unrealized	Appreciation
Fund	Tax Cost	Appreciation	(Depreciation)	(Depreciation)

Small Mid-Cap Enhanced Index Fund	89,689,630	13,340,981	(10,674,760)	2,666,221

Notes to Portfolio of Investments
Capstone Series Fund, Inc.
July 31, 2010
(Unaudited)

1) Portfolio Valuation:

Fund investments are recorded at fair value. Portfolio securities listed on a domestic or foreign exchange are valued at the last sale price on the day of valuation or, if there was no sale that day, at the mean between the last reported bid and asked prices as of the close of trading. Equity securities traded on NASDAQ use the official closing price, if available, and otherwise, use the last reported sale price, or the mean between the last reported bid and asked prices if there was no sale on that day. Equity securities that are traded in the over-the-counter market only, but that are not included on NASDAQ, are valued at the last sale price on the day of valuation. Debt securities, including corporate bonds and U.S. government agency, mortgage-backed, and treasury obligations, with a remaining maturity of sixty days or more are valued using market prices if available, or a pricing service when such prices are believed to reflect fair value. Debt securities with a remaining maturity of less than sixty days are valued at amortized cost, which approximates fair value. Money market funds are valued at net asset value per share. All other securities and securities with no readily determinable market values are valued at their fair value in accordance with policies and procedures adopted by the Board of Directors.

(A) In determining fair value, the Fund uses various valuation approaches. GAAP establishes a fair value hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available.  Observable inputs are those that market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Funds.  Unobservable inputs reflect the Funds’ assumptions about inputs market participants would use in pricing the asset or liability based on the best information available in the circumstances.  The fair value hierarchy is categorized into three levels based on the inputs as follows:

Level 1— quoted prices in active markets for identical securities.

Level 2 — other significant observable inputs other than Level 1 quoted prices (including, but not limited to, quoted prices in markets that are not active, quoted prices for similar securities, interest rates, prepayments spreads and credit risks).

Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The following table presents information about the Fund’s assets measured at fair value as of July 31, 2010:

	Investments in Securities
Fund Name	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Steward Small-Mid Cap Enhanced Fund
Security Type
Common Stock*	$91,864,178	$—	$—	$91,864,178
Short-Term Investments	491,673	—	—	491,673
Total	$92,355,851	$—	$—	$92,355,851

* Please refer to the Schedule of Portfolio Investments to view common stock segregated by industry type.

The Fund recognizes significant transfers between fair value hierarchy levels at the reporting period end. There were no significant transfers between levels as of July 31, 2010 from those used on April 30, 2010.

(B) For additional information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the most recent annual or semi-annual report.

2) Securities Transactions:
Portfolio security transactions are recorded on trade date.

3) Subsequent Events:
Management has evaluated events occurring subsequent to July 31, 2010 and has concluded no such events require adjustment or disclosure as of July 31, 2010.

Item 2. Controls and Procedures.

(a)
The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b)
There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)   CAPSTONE SERIES FUND, INC.

By (Signature and Title)*    /s/ Edward Jaroski
Edward Jaroski, President

Date  September  24, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*    /s/ Edward Jaroski
Edward Jaroski, President

Date September  24, 2010

By (Signature and Title)*    /s/ Carla Homer
Carla Homer, Treasurer

Date  September  24, 2010